SCHEDULE OF INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Inventory Disclosure [Abstract]
Real estate properties held for sale	¥ 7,513,572	¥ 6,187,759
Real estate properties in progress	8,739,298	7,222,597
Subtotal	16,252,870	13,410,356
Housing equipment and material, net	177,409	140,178
Others	124,789	61,853
Inventories, net	¥ 16,555,068	¥ 13,612,387